Risk management and concentrations of risk - Effect of cash flow hedge accounting on accumulated OCI and earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Beginning Balance, Before tax gains (losses)			$ (29,486)	$ (33,933)	$ (18,119)
Initial value of interest rate swap to be recognized in earnings on amortization approach, before tax gains (losses)					(18,136)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)			2,365		1,810
Reclassification from accumulated other comprehensive income included in hedge effectiveness			4,490
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)			512		512
Other comprehensive income for period, Before tax gains (losses)			7,367	4,447	(15,814)
Ending Balance, Before tax gains (losses)	$ (22,119)	$ (33,933)	(22,119)	(29,486)	(33,933)	$ (18,119)
Beginning Balance, Tax benefit (expense)			(86)	47	(176)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0	0	0		0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0		0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0	0	0		0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	(44)	(53)	(117)		(129)
Other comprehensive income for period, Tax benefit (expense)			(117)	(133)	(129)
Ending Balance, Tax benefit (expense)	(203)	47	(203)	(86)	47	(176)
Beginning Balance, Net of tax			(29,572)	(33,886)	(17,943)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax					(18,136)
Effective portion of unrealized loss on cash flow hedge, Net of tax			2,365		1,810
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			4,490
Other Comprehensive Income (Loss), Effective Unrealized Gain (Loss) on Cash Flow Hedges					(1,810)
Other Comprehensive Income (Loss), Tax Effect of Effective Unrealized Gain (Loss) on Cash Flow Hedges					0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			395		383
Other comprehensive income for period, Net of tax			7,250	4,314	(15,943)
Ending Balance, Net of tax	(22,322)	(33,886)	(22,322)	$ (29,572)	(33,886)	(17,943)
Gain (loss) reclassified to earnings, tax			106		129	129
Estimated amortization of accumulated other comprehensive income to earnings for the next twelve months			7,300
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(2,378)	(1,022)	(4,490)		(1,810)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	$ (256)	$ (256)	(512)		$ (512)
Gain (loss) reclassified to earnings			$ (5,002)			$ (2,322)